UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21270 _____________________________________________________

Partners Balanced Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
Partners Balanced Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)

March 31, 2005

Partners Balanced Trust

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—144.8%
			Corporate Bonds—76.0%
			Aerospace/Defense—3.5%
B-	$ 5		BE Aerospace, Inc., 8.875%, 5/01/11	$ 5,094
B-	155	[2]	DI Finance/DynCorp Intl., 9.50%, 2/15/13	155,775
A	200	[3]	General Dynamics Corp., 4.25%, 5/15/13	191,902
BBB+	225		Lockheed Martin Corp., 8.50%, 12/01/29	304,469
BBB	175	[3]	Northrop Grumman Corp., 7.75%, 2/15/31	221,206
BBB-	148		Raytheon Co., 6.15%, 11/01/08	154,838
BB-	10		Sequa Corp., 8.875%, 4/01/08	10,600

				1,043,884

			Automotive—0.7%
A3	200	[3]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	194,679
B-	10		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	9,650
BB	10	[2]	Navistar Intl. Corp., 6.25%, 3/01/12	9,500

				213,829

			Basic Materials—3.4%
BB-	20		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	19,600
BB-	20		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	20,100
BB+	300	[3]	Georgia-Pacific Corp., 8.875%, 2/01/10	335,250
B	7	[2]	Huntsman LLC, 12.00%, 7/15/12	8,190
BB	10		IMC Global, Inc., 10.875%, 6/01/08	11,450
B+	275		Lyondell Chemical Co., 11.125%, 7/15/12	314,875
B1	20	[2]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	19,650
B-	20	[2]	PQ Corp., 7.50%, 2/15/13	20,000
CCC+	40		Rhodia SA, 8.875%, 6/01/11 (France)	38,900
B	250		Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	236,875

				1,024,890

			Building & Development—0.4%
Ba3	100		WCI Communities, Inc., 10.625%, 2/15/11	107,625

			Conglomerate—4.0%
			General Electric Cap. Corp.,
AAA	300	[3]	5.875%, 2/15/12	316,711
AAA	800	[3]	6.125%, 2/22/11	854,610

				1,171,321

			Consumer Products—7.6%
B-	30	[2]	Accuride Corp., 8.50%, 2/01/15	29,400
B3	10		ALH Finance LLC, 8.50%, 1/15/13	10,251
BB+	20		ArvinMeritor, Inc., 8.75%, 3/01/12	20,900
B	10	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	9,125
BB+	10		Delphi Corp., 6.50%, 5/01/09	8,996
A+	300		Diageo Capital PLC, 3.375%, 3/20/08 (United Kingdom)	291,853
Caa1	20		Duane Reade, Inc., 9.75%, 8/01/11	17,600
B+	45		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	42,525
BBB+	200	[3]	General Mills, Inc., 6.00%, 2/15/12	212,344
B	10		Gold Kist, Inc., 10.25%, 3/15/14	11,450
B-	25	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	23,000
B-	35	[2]	Hydrochem Industrial Services, 9.25%, 2/15/13	35,000
BBB+	300	[3]	Kellogg Co., 6.60%, 4/01/11	327,001
B-	70	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	67,550
A3	350	[3]	Kraft Foods, Inc., 5.625%, 11/01/11	363,162
BBB	200	[3]	Kroger Co., 6.80%, 4/01/11	216,819
B-	25		Lazydays RV Center, Inc., 11.75%, 5/15/12	26,688
B-	60	[2]	Levi Strauss & Co., 7.73%, 4/01/12	59,025
B3	10	[2]	Metaldyne Corp., 10.00%, 11/01/13	9,200

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(continued)
CCC+	$ 60		Nortek, Inc., 8.50%, 9/01/14	$ 57,900
			Rite Aid Corp.,
B-	85	[2]	6.125%, 12/15/08	79,050
B-	60		7.70%, 2/15/27	49,500
B+	40		United Rentals NA, Inc., 7.00%, 2/15/14	36,700
AA	200	[3]	Wal-Mart Stores, Inc., 6.875%, 8/10/09	217,881

				2,222,920

			Ecological Services—1.9%
B	200		Casella Waste Systems, 9.75%, 2/01/13	220,000
B-	300		National Waterworks, Inc., 10.50%, 12/01/12	333,750

				553,750

			Energy—15.8%
BB	300	[2,3]	AES Corp., 9.00%, 5/15/15	330,000
BBB+	200		Anadarko Finance Co., 7.50%, 5/01/31 (Canada)	244,923
B1	10		ANR Pipeline Co., 9.625%, 11/01/21	12,400
CCC+	300		Calpine Corp., 7.75%, 4/15/09	207,000
CCC+	10		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	7,050
BB	200		Chesapeake Energy Corp., 7.50%, 9/15/13	213,500
A-	225	[3]	ConocoPhillips Holding Co., Inc., 6.95%, 4/15/29	268,206
A-	200		Detroit Edison Co., 6.125%, 10/01/10	212,362
BBB	325	[3]	Devon Energy Corp., 7.95%, 4/15/32	409,760
BBB	300	[3]	Devon Financing Corp., 6.875%, 9/30/11	330,308
B	85	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	92,650
CCC+	10		El Paso Corp., 7.80%, 8/01/31	9,400
B-	250		El Paso Production Holdings, 7.75%, 6/01/13	252,500
A-	200		EnCana Holdings Finance Corp., 5.80%, 5/01/14 (Canada)	209,354
AA-	290	[3]	Florida Power & Light Co., 4.85%, 2/01/13	290,055
A2	225		Florida Power Corp., 4.80%, 3/01/13	222,260
B+	300		Hanover Equipment Trust, 8.75%, 9/01/11	319,500
B-	15		KCS Energy, Inc., 7.125%, 4/01/12	15,150
			Midwest Generation LLC,
B+	200		8.30%, 7/02/09	214,000
B+	15		8.56%, 1/02/16	16,800
B2	20		Mission Energy Holding Co., 13.50%, 7/15/08	24,000
BBB+	200	[3]	Occidental Petroleum Corp., 6.75%, 1/15/12	222,592
B	310	[3]	Orion Power Holdings, Inc., 12.00%, 5/01/10	375,875
B	5	[2]	Range Resources Corp., 6.375%, 3/15/15	4,900
BB-	10		Reliant Energy, Inc., 6.75%, 12/15/14	9,300
B2	120		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	123,600

				4,637,445

			Entertainment & Leisure—0.3%
B	20	[2]	Penn National Gaming, Inc., 6.75%, 3/01/15	19,400
B-	55	[2]	WMG Holdings Corp., 7.385%, 12/15/11	56,375
B+	10	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	9,500

				85,275

			Financial Institutions—19.0%
AA	300	[3]	American General Capital II, 8.50%, 7/01/30	388,988
BB	40	[2]	American Real Estate Partners LP, 7.125%, 2/15/13	39,200
Aa2	600	[3]	Bank of America Corp., 3.875%, 1/15/08	592,264
AA+	1,200	[3]	Citigroup, Inc., 3.50%, 2/01/08	1,176,612
AA-	100	[3]	Credit Suisse First Boston, 6.125%, 11/15/11	106,095
BB	250		Crum & Forster Holding Corp., 10.375%, 6/15/13	280,000
B-	25	[2]	Crystal US Holdings 3 LLC, 9.625%, 6/15/14	28,500
AA-	200	[3]	Goldman Sachs Group, Inc., 6.875%, 1/15/11	219,672
AA-	300	[3]	Household Finance Corp., 6.375%, 10/15/11	324,090
BB-	250	[2]	Huntsman Advance Materials LLC, 11.00%, 7/15/10	287,500
A1	200	[3]	JPMorgan Chase & Co., 6.75%, 2/01/11	219,294
B-	25	[2]	K&F Acquisition, Inc., 7.75%, 11/15/14	24,250
A+	300	[3]	Lehman Brothers Holdings, 6.625%, 1/18/12	327,803

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(continued)

A	$ 200	[3]	MetLife, Inc., 6.50%, 12/15/32	$ 218,537
AA-	300	[3]	Morgan Stanley, 6.75%, 4/15/11	326,977
Aa3	300	[3]	SunTrust Banks, Inc., 3.625%, 10/15/07	295,029
B-	30	[2]	UGS Corp., 10.00%, 6/01/12	33,150
Aa2	200		US Bancorp, 3.95%, 8/23/07	198,856
Aa1	500	[3]	Wells Fargo & Co., 4.00%, 8/15/08	495,080

				5,581,897

			Health Care—0.4%
B	45	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	33,750
B3	20		Insight Health Services Corp., 9.875%, 11/01/11	19,650
CCC+	35	[2]	Innophos, Inc., 8.875%, 8/15/14	36,750
			Tenet Healthcare Corp.,
B	10		6.375%, 12/01/11	9,225
B	35		9.875%, 7/01/14	36,313

				135,688

			Industrial—0.6%
BB-	35	[2]	Allied Waste NA, 7.25%, 3/15/15	32,988
B-	50		ERICO Intl. Corp., 8.875%, 3/01/12	51,375
B-	30	[2]	Hexcel Corp., 6.75%, 2/01/15	28,875
CCC+	50	[2]	Park-Ohio Industries, Inc., 8.375%, 11/15/14	47,250
BB-	5		Stena AB, 7.00%, 12/01/16 (Sweden)	4,675

				165,163

			Media—7.1%
CCC+	10		Charter Communications Holdings II LLC, 10.25%, 9/15/10	10,275
BBB	400	[3]	Comcast Corp., 5.50%, 3/15/11	408,372
BBB-	300	[2]	Cox Enterprises, 4.375%, 5/01/08	295,781
BB-	150		CSC Holdings, Inc., 7.875%, 12/15/07	155,625
BB-	15		Echostar DBS Corp., 6.35%, 10/01/08	15,356
B3	10		Granite Broadcasting Corp., 9.75%, 12/01/10	9,300
BBB	300	[3]	News America, Inc., 7.625%, 11/30/28	345,521
B-	20	[2]	Nexstar Finance, Inc., 7.00%, 1/15/14	18,900
B2	10	[2]	Radio One, Inc., 6.375%, 2/15/13	9,725
			Rainbow National Services LLC,
B+	20	[2]	8.75%, 9/01/12	21,500
B+	135	[2]	10.375%, 9/01/14	149,850
BBB+	200		Turner Broadcasting, 8.375%, 7/01/13	238,154
			Vertis, Inc.,
CCC+	40		10.875%, 6/15/09	38,200
Caa2	20	[2]	13.50%, 12/07/09	16,300
CCC	300		WRC Media, Inc., 12.75%, 11/15/09	276,000
			Young Broadcasting, Inc.,
CCC+	20		8.75%, 1/15/14	18,950
CCC+	50		10.00%, 3/01/11	51,125

				2,078,934

			Packaging & Containers—1.2%
			Constar Intl., Inc.,
B	25	[2]	6.149%, 2/15/12	25,500
B-	40		11.00%, 12/01/12	40,000
B	200		Crown Euro Holdings SA, 10.875%, 3/01/13 (France)	232,000
B3	55		Pliant Corp., 11.125%, 9/01/09	55,000

				352,500

			Real Estate—3.4%
BBB+	300	[3]	Archstone-Smith Trust, 3.00%, 6/15/08	286,167
BBB+	185	[3]	Avalonbay Communities, Inc., 6.625%, 9/15/11	200,182
BBB+	200	[3]	EOP Operating LP, 7.00%, 7/15/11	220,260
BB+	75		ITT Corp., 7.375%, 11/15/15	80,625
B	210		John Q. Hammons Hotels, 8.875%, 5/15/12	227,325

				1,014,559

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—1.6%
B+	$ 10		CMS Energy Corp., 9.875%, 10/15/07	$ 10,837
Ba3	10	[2]	MagnaChip Semiconductor SA, 6.26%, 12/15/11	10,250
BB-	300	[3]	PerkinElmer, Inc., 8.875%, 1/15/13	333,000
B1	20	[2]	Sanmina-SCI Corp., 6.75%, 3/01/13	18,750
B	85		Superior Essex Communications LLC, 9.00%, 4/15/12	86,275

				459,112

			Telecommunications—3.3%
			Cincinnati Bell, Inc.,
B+	10		7.25%, 7/15/13	9,950
B	20		8.375%, 1/15/14	19,700
			Intelsat Ltd. (Bermuda)
B	20		5.25%, 11/01/08	18,350
B+	40	[2]	8.25%, 1/15/13	40,100
B+	60	[2]	8.625%, 1/15/15	61,200
B	70		Lucent Technologies, Inc., 6.50%, 1/15/28	60,025
B	20		Qwest Capital Funding, Inc., 6.875%, 7/15/28	15,550
BB	25	[2]	Qwest Corp., 7.875%, 9/01/11	25,812
B+	35	[2]	Qwest Services Corp., 14.00%, 12/15/10	40,425
BB+	10		Rogers Wireless Communications, Inc., 7.25%, 12/15/12 (Canada)	10,275
Caa1	30		Rural Cellular Corp., 9.875%, 2/01/10	30,300
A+	200		SBC Communications, Inc., 6.25%, 3/15/11	212,227
Aa3	400	[3]	Verizon New Jersey, Inc., 5.875%, 1/17/12	414,132
B	30	[2]	Zeus Special Subsidiary Ltd., zero coupon, 2/01/15	18,825

				976,871

			Transportation—1.8%
BBB+	200		Burlington North Santa Fe, 5.90%, 7/01/12	211,388
BBB+	200		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	218,730
B	40	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	38,950
B+	10		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	10,400
			Rural/Metro Corp.,
CCC+	20	[2]	zero coupon, 3/15/16	10,000
CCC+	15	[2]	9.875%, 3/15/15	15,300
BB-	25	[2]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	23,625

				528,393

			Total Corporate Bonds	22,354,056

			U.S. Government & Agency Obligations—6.3%
			Federal National Mortgage Association,
	1,304	[3]	4.50%, 5/01/18	1,224,900
	210	[3]	4.50%, 6/01/18	205,683
	290	[3]	U.S. Treasury Bonds, 5.375%, 2/15/31	316,066
	100	[3]	U.S. Treasury Notes, 4.25%, 8/15/13	98,613

			Total U.S. Government & Agency Obligations	1,845,262

			Foreign Government Bonds—1.9%
AA-	200		Province of Quebec, 7.00%, 1/30/07	210,057
Baa1	300		United Mexican States, 8.125%, 12/30/19	345,000

			Total Foreign Government Bonds	555,057

			Taxable Municipals—1.0%
AA	300		Illinois, GO, 5.10%, 6/01/33	286,287

Partners Balanced Trust (continued)

Shares	Description	Value

	Common Stocks—59.6%
	Basic Materials—7.3%
3,400	Air Products & Chemicals, Inc.	$ 215,186
17,500	Alcoa, Inc.	531,825
10,800	Dow Chemical Co.	538,380
6,600	E.I. du Pont de Nemours & Co.	338,184
4,700	PPG Industries, Inc.	336,144
2,700	Weyerhaeuser Co.	184,950

		2,144,669

	Consumer Products—3.8%
4,700	Altria Group, Inc.	307,333
4,500	General Mills, Inc.	221,175
3,200	Heinz Co., H.J.	117,888
4,700	Kellogg Co.	203,369
4,100	Kimberly-Clark Corp.	269,493

		1,119,258

	Energy—16.1%
3,700	BP PLC ADR (United Kingdom)	230,880
1,700	ChevronTexaco Corp.	99,127
7,000	ConocoPhillips	754,880
5,300	Dominion Resources, Inc.	394,479
4,000	Entergy Corp.	282,640
8,300	Exelon Corp.	380,887
16,200	Exxon Mobil Corp.	965,520
9,800	FPL Group, Inc.	393,470
1,500	PPL Corp.	80,985
7,800	Puget Energy, Inc.	171,912
2,900	Questar Corp.	171,825
2,500	SCANA Corp.	95,550
9,600	Shell Transport & Trading Co. ADR (United Kingdom)	521,856
2,300	TXU Corp.	183,149

		4,727,160

	Financial Institutions—18.7%
5,600	Ace Ltd. (Bermuda)	231,112
18,300	Bank of America Corp.	807,030
2,400	Chubb Corp., The	190,248
18,400	Citigroup, Inc.	826,896
2,800	Comerica, Inc.	154,224
3,700	First Horizon National Corp.	150,923
10,600	JPMorgan Chase & Co.	366,760
7,200	Merrill Lynch & Co., Inc.	407,520
3,300	Morgan Stanley	188,925
10,400	National City Corp.	348,400
7,200	SunTrust Banks, Inc.	518,904
6,200	US Bancorp	178,684
4,100	Wachovia Corp.	208,731
3,100	Washington Mutual, Inc.	122,450
9,000	Wells Fargo & Co.	538,200
3,400	XL Capital Ltd. (Bermuda)	246,058

		5,485,065

	Health Care—4.2%
6,300	Abott Laboratories	293,706
7,500	Baxter Intl., Inc.	254,850
9,100	Pfizer, Inc.	239,057
10,600	Wyeth	447,108

		1,234,721

Partners Balanced Trust (continued)

Shares	Description	Value

	Industrial—3.8%
9,100	Caterpillar, Inc.	$ 832,104
4,800	Rockwell Automation, Inc.	271,872

		1,103,976

	Media—0.6%
2,400	Gannett Co., Inc.	189,792

	Real Estate—0.8%
1,230	General Growth Properties, Inc.	41,943
4,000	Regency Centers Corp.	190,520

		232,463

	Technology—1.5%
1,800	Constellation Energy Group, Inc.	93,060
5,600	Emerson Electric Co.	363,608

		456,668

	Telecommunications—2.8%
7,600	Bellsouth Corp.	199,804
13,300	SBC Communications, Inc.	315,077
7,400	Sprint Corp.	168,350
4,300	Verizon Communications, Inc.	152,650

		835,881

	Total Common Stocks	17,529,653

	Total Long-Term Investments (cost $39,871,732)	42,570,315

	MONEY MARKET FUND—1.7%
510,705	Galileo Money Market Fund (cost $510,705)	510,705

	Total Investments—146.5% (cost $40,382,4374)	$ 43,081,020
	Liabilities in excess of other assets (including $13,480,438 of payable for reverse repurchase agreements)—(46.5)%	(13,680,089)

	Net Assets—100.0%	$ 29,400,931

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 8.4% of its net assets, with a current market value of $2,470,296, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Cost for Federal income tax purposes is $40,405,267. The net unrealized appreciation on a tax basis is $2,675,753 consisting of $3,347,582 gross unrealized appreciation and $671,829 gross unrealized depreciation.
A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
ADR	—	American Depository Receipt
GO	—	General Obligation

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Partners Balanced Trust.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005